Intangible and goodwill, net - Summary of movement of intangible assets and cumulative amortization (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	S/ 1,667,753
Ending balance	1,626,106	S/ 1,667,753
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,177,526	2,975,032	S/ 2,698,486
Additions	221,967	245,334	280,388
Disposals and write-offs	(5,532)	(42,840)	(3,842)
Ending balance	3,393,961	3,177,526	2,975,032
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,509,773)	(1,287,912)	(1,065,284)
Amortization of the year	(260,448)	(254,301)	(223,015)
Disposals and write-offs	2,366	32,440	387
Ending balance	(1,767,855)	(1,509,773)	(1,287,912)
Net book value	1,626,106	1,667,753	S/ 1,687,120
Computer software [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,870,385
Additions	138,363
Transfers	62,204
Disposals and write-offs	(1,419)
Ending balance	2,069,533	1,870,385
Computer software [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,320,781)
Amortization of the year	(222,758)
Disposals and write-offs	992
Ending balance	(1,542,547)	(1,320,781)
Net book value	526,986
In Transit Software [Member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	168,991
Additions	78,010
Transfers	(61,003)
Ending balance	185,998	168,991
In Transit Software [Member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	185,998
Customer-related intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	110,042
Ending balance	110,042	110,042
Customer-related intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(30,261)
Amortization of the year	(11,004)
Ending balance	(41,265)	(30,261)
Net book value	68,777
Brand names [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	82,546
Ending balance	82,546	82,546
Brand names [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	82,546
Technology-based intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	97,016
Ending balance	97,016	97,016
Technology-based intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(26,680)
Amortization of the year	(9,702)
Ending balance	(36,382)	(26,680)
Net book value	60,634
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	179,471
Additions	5,594
Transfers	(1,201)
Disposals and write-offs	(4,113)
Ending balance	179,751	179,471
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(132,051)
Amortization of the year	(16,984)
Disposals and write-offs	1,374
Ending balance	(147,661)	(132,051)
Net book value	32,090
Goodwill [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	669,075
Ending balance	669,075	S/ 669,075
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Net book value	S/ 669,075